REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 8,624,078	$ 8,866,197	$ 21,567,511	$ 18,181,905
Total revenues	8,661,555	8,882,891	21,637,761	18,218,263
Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues	8,655,745	8,858,973	21,627,274	18,161,542
Data Centers
Disaggregation of Revenue [Line Items]
Total revenues	0	0	0	0
Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues	5,810	23,918	10,487	56,721
Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,626,617	8,842,426	21,571,465	18,126,709
Total revenues	8,655,745	8,858,973	21,627,274	18,161,542
Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Total revenues	0	0	0	0
Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(2,539)	23,771	(3,954)	55,196
Total revenues	5,810	23,918	10,487	56,721
Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,564,980	8,785,677	21,414,548	18,042,855
Digital assets sales | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	8,564,980	8,785,677	21,414,548	18,042,855
Digital assets sales | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Digital assets sales | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	16,992	26,528	28,509	54,656
Fees | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	19,087	19,607	33,667	38,461
Fees | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Fees | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(2,095)	6,921	(5,158)	16,195
Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	41,162	37,680	112,274	47,954
Blockchain rewards | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	42,550	37,142	123,250	45,393
Blockchain rewards | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Blockchain rewards | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	(1,388)	538	(10,976)	2,561
Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	944	16,312	12,180	36,440
Proprietary mining | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0	0	0	0
Proprietary mining | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	944	16,312	12,180	36,440
Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	5,243	674	10,607	3,584
Blockchain rewards from non-customers | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	1,205	674	2,260	3,584
Blockchain rewards from non-customers | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0
Blockchain rewards from non-customers | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	4,038	0	8,347	0
Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	32,234	16,020	59,643	32,774
Lending | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	27,923	15,873	53,549	31,249
Lending | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	0	0	0	0
Lending | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer	4,311	147	6,094	1,525
Galaxy Digital Holdings, LP
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					$ 42,503,233	$ 51,577,737	$ 119,796,571
Total revenues	$ 8,661,535	$ 8,882,891	$ 21,637,741	$ 18,218,263	42,596,673	51,626,779	119,825,847
Galaxy Digital Holdings, LP | Digital Assets
Disaggregation of Revenue [Line Items]
Total revenues					42,497,063	51,565,491	119,785,259
Galaxy Digital Holdings, LP | Data Centers
Disaggregation of Revenue [Line Items]
Total revenues					0	0	0
Galaxy Digital Holdings, LP | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Total revenues					99,610	61,288	40,588
Galaxy Digital Holdings, LP | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					42,410,806	51,520,590	119,755,983
Total revenues					42,497,063	51,565,491	119,785,259
Galaxy Digital Holdings, LP | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Total revenues					0	0	0
Galaxy Digital Holdings, LP | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					92,427	57,147	40,588
Total revenues					99,610	61,288	40,588
Galaxy Digital Holdings, LP | Digital assets sales
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					42,155,920	51,488,120	119,724,879
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					42,155,920	51,488,120	119,724,879
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Digital assets sales | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Fees
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					103,194	50,811	34,271
Galaxy Digital Holdings, LP | Fees | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					74,962	29,240	31,104
Galaxy Digital Holdings, LP | Fees | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Fees | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					28,232	21,571	3,167
Galaxy Digital Holdings, LP | Blockchain rewards
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					180,814	5,685	7,510
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					179,924	3,230	0
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Blockchain rewards | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					890	2,455	7,510
Galaxy Digital Holdings, LP | Proprietary mining
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					63,305	33,121	29,911
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					0	0	0
Galaxy Digital Holdings, LP | Proprietary mining | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers					63,305	33,121	29,911
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					7,951	982	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					5,852	982	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					0	0	0
Galaxy Digital Holdings, LP | Blockchain rewards from non-customers | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					2,099	0	0
Galaxy Digital Holdings, LP | Lending
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					85,489	48,060	29,276
Galaxy Digital Holdings, LP | Lending | Operating Segments | Digital Assets
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					80,405	43,919	29,276
Galaxy Digital Holdings, LP | Lending | Operating Segments | Data Centers
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					0	0	0
Galaxy Digital Holdings, LP | Lending | Operating Segments | Treasury and Corporate
Disaggregation of Revenue [Line Items]
Revenue not from contract with customer					$ 5,084	$ 4,141	$ 0